Stockholders Equity (Details) - USD ($)			1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 28, 2020	Apr. 04, 2019	Dec. 29, 2020	Jun. 28, 2020	Oct. 30, 2019	Jun. 29, 2018	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 19, 2020	Nov. 01, 2019	Oct. 10, 2019	Apr. 05, 2019	Sep. 03, 2015
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized							500,000,000	500,000,000	500,000,000				500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued		100,000,000			30,000,000		19,000,000	19,000,000	19,000,000				100,000,000
Shares of blank check preferred stock					100,000,000
Aggregate purchase price (in Dollars)			$ 280,000				$ 2,830,800
Share price (in Dollars per share)			$ 2.8
Restricted common stock as the compensation	50,000		100,000	50,000
Common stock share outstanding							38,502,954	38,502,954	38,502,954					120,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock shall voting rights, description							The holders of the issued and outstanding shares of Series A Preferred Stock shall have voting rights equal to ten (10) shares of Common Stock for each share of Series A Preferred Stock.
Preferred stock shares issued outstanding							19,000,000	19,000,000	19,000,000
Common share vote, description								Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.
Preferred stock, shares issued		(100,000,000)
Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Issuance of common shares									1,161,000
Cancelled shares of common stock											19,000,000	19,000,000
Common stock share outstanding							38,502,954
Series A Preferred Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued					100,000,000		19,000,000				19,000,000	19,000,000
Shares of blank check preferred stock					100,000,000
Description of preferred stock					On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock.
Beneficially shares of common stock											19,000,000
Preferred stock shares issued outstanding							19,000,000
Preferred Class A [Member]
Stockholders Equity (Details) [Line Items]
Description of preferred stock					On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock”.
Board of Directors [Member]
Stockholders Equity (Details) [Line Items]
Reverse stock split, description		On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock (the “Reverse Stock Split”).
Board of Directors and majority [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued		(100,000,000)
Preferred stock, par value (in Dollars per share)		$ 0.0001
Board of Directors and majority [Member] | Series A Preferred Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued					30,000,000
Board of Directors and majority [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares issued		(100,000,000)
Chief Executive Officer [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Converted amount (in Dollars)						$ 326,348
Converted shares						43,200
Share price per share (in Dollars per share)						$ 7.55
Issuance of common shares						298,518
Conversion price per share (in Dollars per share)						$ 7.55
Proceeds from issuance of common shares (in Dollars)						$ 2,255,111
Issuance of common shares						298,518
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued												19,000,000
Cancelled shares of common stock												19,000,000
Beneficially shares of common stock												19,000,000
Chief Executive Officer [Member] | Preferred Class A [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued											19,000,000
Cancelled shares of common stock											19,000,000
Beneficially shares of common stock											19,000,000
Mullan Agritech [Member]
Stockholders Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Preferred stock, shares issued													100,000,000
Equity interest										100.00%
Aggregate purchase price (in Dollars)								$ 2,830,800
Restricted common stock							1,011,000	1,011,000
Share price (in Dollars per share)							$ 2.8	$ 2.8
Preferred stock, par value (in Dollars per share)													$ 0.0001
Viagoo [Member]
Stockholders Equity (Details) [Line Items]
Aggregate purchase price (in Dollars)							$ 2,830,800